Retirement Benefit Schemes - Schedule of Defined Net Liability Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	£ (1,821)	£ (826)
– retirement benefit scheme assets	1,123	455
Net defined benefit liability	(698)	(371)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	(1,065)	(719)
– retirement benefit scheme assets	1,122	455
Net defined benefit liability	57	(264)
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	(756)	(107)
– retirement benefit scheme assets	1
Net defined benefit liability	£ (755)	£ (107)